Segmented Information - Schedule of Sales Generated by Metal (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Sales Generated by Metal [Line Items]
Sales generated	$ 438,135	$ 298,895
Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	399,238	263,515
Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	38,897	35,380
Silver [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	316,391	186,756
Silver [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	301,680	175,932
Silver [Member] | Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	14,711	10,824
Gold [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	31,493	17,816
Gold [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	31,493	17,816
Lead [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	57,473	60,014
Lead [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	52,743	54,794
Lead [Member] | Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	4,730	5,220
Zinc [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	22,955	26,023
Zinc [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	7,320	9,610
Zinc [Member] | Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	15,635	16,413
Other [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	9,823	8,286
Other [Member] | Henan Luoning [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	6,002	5,363
Other [Member] | Guangdong [Member]
Schedule of Sales Generated by Metal [Line Items]
Sales generated	$ 3,821	$ 2,923